Right-of-use assets and liability related to right-of-use of assets, Right-of-Use Assets and Lease Liabilities (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Lease contracts [Abstract]
Lease term		12 months	12 months
Right-of-use assets [Abstract]
Balance at beginning of period		$ 113,568,320		$ 121,874,096	$ 90,372,393
Additions and release		74,728,239		15,355,610	48,996,728	[1]
Business combinations		5,511,546			4,252,773
Modifications		30,856,221		23,807,386	17,235,004
Depreciation		(32,401,766)		(31,839,050)	(28,984,861)
Disposals	[2]				(821,901)
Transfers	[3]				(404,843)
Translation adjustment		7,197,818		(15,629,722)	(8,771,197)
Balance at ending of period		199,460,378	$ 9,841	113,568,320	121,874,096
Liability related to right-of-use of assets [Abstract]
Balance at beginning of period		125,169,156		134,148,811	98,654,225
Additions and release		74,430,110		12,244,019	44,134,101	[1]
Business combinations		5,285,522			9,129,255
Modifications		31,996,863		39,109,007	19,038,741
Interest expense		16,594,964		10,648,584	8,903,397
Payments		(45,285,610)	$ (2,234)	(39,498,197)	(33,823,287)
Disposals	[2]				(1,044,480)
Transfers	[3]				(438,571)
Translation adjustment		4,912,223		(31,483,068)	(10,404,570)
Balance at ending of period		213,103,228		125,169,156	134,148,811
Towers and Sites [Member]
Right-of-use assets [Abstract]
Balance at beginning of period		106,582,513		106,219,649	76,557,028
Additions and release		69,238,564		14,744,304	42,958,221	[1]
Business combinations		4,166,641			4,247,042
Modifications		20,750,663		25,773,865	11,859,492
Depreciation		(26,991,438)		(26,763,563)	(22,858,868)
Disposals	[2]				(696,904)
Transfers	[3]				(165,779)
Translation adjustment		6,050,342		(13,391,742)	(5,680,583)
Balance at ending of period		$ 179,797,285		106,582,513	106,219,649
Towers and Sites [Member] | Bottom of Range [Member]
Lease contracts [Abstract]
Lease term		2 years	2 years
Towers and Sites [Member] | Top of Range [Member]
Lease contracts [Abstract]
Lease term		24 years	24 years
Property [Member]
Right-of-use assets [Abstract]
Balance at beginning of period		$ 6,637,432		9,222,438	9,936,705
Additions and release		5,007,853		464,791	574,801	[1]
Business combinations		401,760			318
Modifications		3,644,901		1,430,795	3,584,607
Depreciation		(3,151,532)		(3,122,468)	(3,369,095)
Disposals	[2]				(88,303)
Transfers	[3]				(126,763)
Translation adjustment		900,839		(1,358,124)	(1,289,832)
Balance at ending of period		$ 13,441,253		6,637,432	9,222,438
Property [Member] | Bottom of Range [Member]
Lease contracts [Abstract]
Lease term		2 years	2 years
Property [Member] | Top of Range [Member]
Lease contracts [Abstract]
Lease term		24 years	24 years
Other Equipment [Member]
Right-of-use assets [Abstract]
Balance at beginning of period		$ 348,375		6,432,009	3,878,660
Additions and release		481,822		146,515	5,463,706	[1]
Business combinations		943,145			5,413
Modifications		6,460,657		(3,397,274)	1,790,905
Depreciation		(2,258,796)		(1,953,019)	(2,756,898)
Disposals	[2]				(36,694)
Transfers	[3]				(112,301)
Translation adjustment		246,637		(879,856)	(1,800,782)
Balance at ending of period		$ 6,221,840		$ 348,375	$ 6,432,009
Other Equipment [Member] | Bottom of Range [Member]
Lease contracts [Abstract]
Lease term		2 years	2 years
Other Equipment [Member] | Top of Range [Member]
Lease contracts [Abstract]
Lease term		20 years	20 years

[1]	The increase as compared to the previous year, was due to rights of use and their corresponding liability with Sitios Latam, resulting from the spin-off occurred in August 2022.
[2]	Disposals includes the Panama disposal. See Note 2Ac.
[3]	Transfers includes the Claro Chile, SpA joint venture. See Note 12b.